Investment Properties - Summary of Income and Expenses Related to Investment Properties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Rental income from investment property, net of direct operating expense [abstract]
Rental income	₩ 10,519	₩ 9,775
Operating and maintenance expenses related to rental income	(507)	(587)
Rental income from investment property, net of direct operating expense	₩ 10,012	₩ 9,188